Segment Information - Reconciliation of Operating Income of Segments to Total Operating Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Impairment, restructuring charges and other related closure costs	$ (45)	$ (93)	$ (65)
Operating income	993	214	109
Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income	1,056	365	250
Segment Reconciling Items [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Impairment, restructuring charges and other related closure costs	(45)	(93)	(65)
Unallocated manufacturing results	7	(33)	(69)
Strategic and other research and development programs and other non-allocated provisions	(25)	(25)	(7)
Operating income	$ (63)	$ (151)	$ (141)